Postemployment Benefits Postretirement Benefit Plans - Net Cost/(Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service costs/(credits)	$ (306)	$ (339)	$ (328)
Postretirement Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	6	8	10
Interest cost	46	45	49
Expected return on plan assets	(53)	(50)	0
Amortization of prior service costs/(credits)	(306)	(311)	(328)
Amortization of unrecognized losses/(gains)	(8)	0	0
Curtailments	(5)	0	(177)
Net cost/(benefit)	$ (320)	$ (308)	$ (446)